COPELAND & COVERT, PLLC
Attorneys–at–Law
www.copelandcovert.com

Houston Office | 395 Sawdust Road, Suite 2148 | The Woodlands, TX 77380 | Phone: 281.702.2137 | Fax: 866.862.1719

December 28, 2015

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Mr. Mark Cowan, Senior Counsel, and Ms. Sally Samuel, Branch Chief, Division of Investment Management

Re:      Lyons Funds., File Nos. 811-23045 and 333-203256, Pre-Effective Amendment # 3 to Initial Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

Dear Mr. Cowan and Ms. Samuel:

We are, on behalf of Lyons Funds (the “Trust”), filing Pre-Effective Amendment # 4 (“PREA#4”)to the Trust’s Initial Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PREA#4 is being filed to include the consent of the Registrant’s Independent Registered Public Accounting Firm. No other changes are being made.

We believe this PREA#4 is now complete in all material respects. Accordingly, the Trust seeks to have its Registration Statement declared effective on or before December 31, 2015. With respect to that request, the Trust acknowledges that:

should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

the action of the Commission of staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

On December 23, 2015, the Trust also filed, via EDGAR, a separate request for acceleration pursuant to Rule 461 under the Securities Act of 1933, as amended.

Please direct comments regarding the Trust’s Registration Statement to me at the above address. Thank you for your consideration.

Sincerely,

/s/ David D. Jones, Esq.
Copeland & Covert, PLLC